DIVESTMENTS AND ASSETS HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Schedule of significant divestments
The table below provides details of the significant divestment made in 2019:

Ilva remedies
Other current assets	1,386
Property, plant and equipment	178
Other assets	11
Total assets	1,575
Current liabilities	1,046
Other long-term liabilities	241
Total liabilities	1,287
Total net assets	288
Assigned receivables	404
Net assets disposed	692
Cash consideration received, net of escrow deposit and cash disposed	518
Consideration receivable	174
Reclassification of foreign exchange translation difference	72
Gain on disposal	72

Assets and liabilities classified as held for sale
The table below provides details of the assets and liabilities classified as held for sale after elimination of intra-group balances in the consolidated statements of financial position:

Steelton
Total current assets	43
Property, plant and equipment	79
Total Assets	122
Total current liabilities	18
Other non-current liabilities	17
Total Liabilities	35